12. ESCROW DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of escrow deposits [abstract]
Schedule of payments related to escrow deposits
	2020	2019
Labor claims	278	355

Tax contingencies
Income tax on Interest on Equity	29	29
PIS/Pasep and Cofins taxes (1)	66	1,448
Donations and legacy tax (ITCD)	54	53
Urban property tax (IPTU)	84	79
Finsocial tax	40	40
Income tax and social contr. tax on indemnity for employees’ ‘Anuênio’ benefit (2)	286	282
Income tax withheld at source on inflationary profit	9	9
Contribution tax effective rate (3)	18	18
ICMS (VAT) credits on PP&E	—	39
Others (4)	98	92
	684	2,089

Others
Regulatory	52	43
Third party	9	11
Customer relations	8	7
Court embargo	13	12
Others	12	23
	94	96
	1,056	2,540

(1)	This refers to escrow deposits in the action challenging the constitutionality of inclusion of ICMS value added tax within the taxable amount for calculation of PIS/Pasep and Cofins taxes.
(2)	See more details in Note 25 – Provisions under the section relating to the ‘Anuênio indemnity’.
(3)	Escrow deposit in the legal action challenging an infringement claim relating to application of social contribution tax to amounts of cultural and artistic donations and sponsorship, expenses on punitive fines, and taxes with liability suspended.
(4)	Includes escrow deposits from legal actions related to INSS and PIS/Pasep and Cofins taxes